Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 5,886	$ 6,608
Short-term bank deposits	6,590	5,147
Money market funds, reverse repos and other cash equivalents	26,298	28,491
Total	$ 38,774	$ 40,246	$ 36,970	$ 31,830